Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

Note 12. Segment Reporting:

PMI's subsidiaries and affiliates are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Reportable segments for PMI are organized and managed by geographic region. PMI's reportable segments are European Union; Eastern Europe, Middle East & Africa; Asia; and Latin America & Canada. PMI records net revenues and operating companies income to its segments based upon the geographic area in which the customer resides.

PMI's management evaluates segment performance and allocates resources based on operating companies income, which PMI defines as operating income before general corporate expenses and amortization of intangibles. Interest expense, net, and provision for income taxes are centrally managed; accordingly, such items are not presented by segment since they are excluded from the measure of segment profitability reviewed by management. Information about total assets by segment is not disclosed because such information is not reported to or used by PMI's chief operating decision maker. Segment goodwill and other intangible assets, net, are disclosed in Note 3. Goodwill and Other Intangible Assets, net. The accounting policies of the segments are the same as those described in Note 2. Summary of Significant Accounting Policies.

Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues:
European Union	$29,768	$28,050	$28,550
Eastern Europe, Middle East & Africa	17,452	15,928	13,865
Asia	19,590	15,235	12,413
Latin America & Canada	9,536	8,500	7,252

Net revenues (1)	$76,346	$67,713	$62,080

Earnings before income taxes:
Operating companies income:
European Union	$4,560	$4,311	$4,506
Eastern Europe, Middle East & Africa	3,229	3,152	2,663
Asia	4,836	3,049	2,436
Latin America & Canada	988	953	666
Amortization of intangibles	(98)	(88)	(74)
General corporate expenses	(183)	(177)	(157)

Operating income	13,332	11,200	10,040
Interest expense, net	(800)	(876)	(797)

Earnings before income taxes	$12,532	$10,324	$9,243

(1)

Total net revenues attributable to customers located in Germany, PMI's largest market in terms of net revenues, were $8.1 billion, $7.5 billion and $7.9 billion for the years ended December 31, 2011, 2010 and 2009, respectively.

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Depreciation expense:
European Union	$210	$212	$211
Eastern Europe, Middle East & Africa	227	215	206
Asia	358	332	286
Latin America & Canada	90	75	64

	885	834	767
Other	10	10	12

Total depreciation expense	$895	$844	$779

Capital expenditures:
European Union	$382	$329	$393
Eastern Europe, Middle East & Africa	133	102	130
Asia	208	161	116
Latin America & Canada	140	120	72

	863	712	711
Other	34	1	4

Total capital expenditures	$897	$713	$715

	At December 31,
(in millions)	2011	2010	2009
Long-lived assets:
European Union	$2,938	$3,226	$3,319
Eastern Europe, Middle East & Africa	1,094	1,158	1,260
Asia	1,687	1,765	1,452
Latin America & Canada	706	663	549

	6,425	6,812	6,580
Other	146	195	197

Total long-lived assets	$6,571	$7,007	$6,777

Long-lived assets consist of non-current assets other than goodwill, other intangible assets, net, and deferred tax assets. PMI's largest market in terms of long-lived assets is Switzerland. Total long-lived assets located in Switzerland, which is reflected in the European Union segment above, were $1.0 billion, $1.0 billion and $976 million at December 31, 2011, 2010 and 2009, respectively.

Items affecting the comparability of results from operations were as follows:

•	Asset Impairment and Exit Costs – See Note 5. Asset Impairment and Exit Costs for a breakdown of asset impairment and exit costs by segment.

•

Colombian Investment and Cooperation Agreement charge – During the second quarter of 2009, PMI recorded a pre-tax charge of $135 million related to the Investment and Cooperation Agreement in Colombia. The charge was recorded in the operating companies income of the Latin America & Canada segment. See Note 18. Colombian Investment and Cooperation Agreement for additional information.

•	Acquisitions and Other Business Arrangements – For further details, see Note 6. Acquisitions and Other Business Arrangements.